Shareholder Report	12 Months Ended
Sep. 30, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	World Funds Trust
Entity Central Index Key	0001396092
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Curasset Capital Management Core Bond Fund Founders Class
Shareholder Report [Line Items]
Fund Name	Curasset Capital Management Core Bond Fund
Class Name	Founders Class Shares
Trading Symbol	CMBEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Curasset Capital Management Core Bond Fund, Founders Class Shares for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.curassetfunds.com/core-bond-fund . You can also request this information by contacting us at (800) 673-0550 .
Additional Information Phone Number	(800) 673-0550
Additional Information Website	www.curassetfunds.com/core-bond-fund
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Curasset Capital Management Core Bond Fund - Founders Class Shares	$ 36	0.36%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the period of October 1, 2024 to September 30, 2025, the Curasset Capital Management Core Bond Fund, Founders Class Shares returned 2.71%, which underperformed its benchmark, the Bloomberg US Aggregate Bond Index, which returned 2.88% during the same period.

Out-of-benchmark holdings in Agency credit risk transfer securities, high yield corporates, and collateralized loan obligations contributed to relative performance.Exclusion of Agency mortgages and security selection in ABS partially detracted from returns.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment)
*	Inception

Average Annual Return [Table Text Block]	Annual Performance
	1 Year	Average Annual Total Return Since Inception
Curasset Capital Management Core Bond Fund - Founders Class Shares	2.71%	0.98%
Bloomberg US Aggregate Bond Index	2.88%	-0.44%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.curassetfunds.com/core-bond-fund for more recent performance information.
Net Assets	$ 281,515,438
Holdings Count | Holdings	288
Advisory Fees Paid, Amount	$ 629,915
Investment Company, Portfolio Turnover	45.38%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)

Fund Net Assets	$281,515,438
Number of Holdings	288
Total Net Advisory Fee	$629,915
Portfolio Turnover Rate	45.38%

Holdings [Text Block]	Sector Breakdown Asset Backed Bonds Corporate Bonds
Largest Holdings [Text Block]	Portfolio Composition
Curasset Capital Management Core Bond Fund Institutional Class
Shareholder Report [Line Items]
Fund Name	Curasset Capital Management Core Bond Fund
Class Name	Institutional Class Shares
Trading Symbol	CMBIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Curasset Capital Management Core Bond Fund, Institutional Class Shares for the period of July 14, 2025 (inception) to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.curassetfunds.com/core-bond-fund . You can also request this information by contacting us at (800) 673-0550 .
Additional Information Phone Number	(800) 673-0550
Additional Information Website	www.curassetfunds.com/core-bond-fund
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Curasset Capital Management Core Bond Fund - Institutional Class Shares	$ 11 ¹	0.51%²
¹	Costs are for the period of July 14, 2025 to September 30, 2025. Costs for a full annual period would be higher.
²	Annualized.

Expenses Paid, Amount	$ 11	[1]
Expense Ratio, Percent	0.51%	[2]
Expenses Short Period Footnote [Text Block]	Costs are for the period of July 14, 2025 to September 30, 2025. Costs for a full annual period would be higher.
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the period of July 14, 2025 (inception) to September 30, 2025, the Curasset Capital Management Core Bond Fund, Institutional Class Shares returned 2.23%, which underperformed its benchmark, the Bloomberg US Aggregate Bond Index, which returned 2.90% during the same period.

Out-of-benchmark holdings in Agency credit risk transfer securities, high yield corporates, and collateralized loan obligations contributed to relative performance.Exclusion of Agency mortgages and security selection in ABS partially detracted from returns.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $100,000 investment)
*	Inception

Average Annual Return [Table Text Block]	Annual Performance
Total Return Since Inception
Curasset Capital Management Core Bond Fund - Institutional Class Shares	2.23%
Bloomberg US Aggregate Bond Index	2.90%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.curassetfunds.com/core-bond-fund for more recent performance information.
Net Assets	$ 281,515,438
Holdings Count | Holdings	288
Advisory Fees Paid, Amount	$ 629,915
Investment Company, Portfolio Turnover	45.38%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)

Fund Net Assets	$281,515,438
Number of Holdings	288
Total Net Advisory Fee	$629,915
Portfolio Turnover Rate	45.38%

Holdings [Text Block]	Sector Breakdown Asset Backed Bonds Corporate Bonds
Largest Holdings [Text Block]	Portfolio Composition
Curasset Capital Management Limited Term Income Fund Founders Class
Shareholder Report [Line Items]
Fund Name	Curasset Capital Management Limited Term Income Fund
Class Name	Founders Class Shares
Trading Symbol	CMIFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Curasset Capital Management Limited Term Income Fund, Founders Class Shares for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.curassetfunds.com/limited-term-income . You can also request this information by contacting us at (800) 673-0550 .
Additional Information Phone Number	(800) 673-0550
Additional Information Website	www.curassetfunds.com/limited-term-income
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Curasset Capital Management Limited Term Income Fund - Founders Class Shares	$ 45	0.44%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the period of October 1, 2024 to September 30, 2025, the Curasset Capital Management Limited Term Income Fund, Founders Class Shares, returned 4.47%. This performance exceeded that of its broad-based benchmark, the Bloomberg US Aggregate Bond Index, which returned 2.88%, but trailed its secondary index, the Bloomberg US 1–3 Year Bond Index, which returned 4.71%, over the same period.

Out-of-benchmark holdings in Agency credit risk transfer securities, high yield corporates, and collateralized loan obligations contributed to relative performance.Security selection in ABS partially detracted from returns.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment)
*	Inception

Average Annual Return [Table Text Block]

Annual Performance

	1 Year	Average Annual Total Return Since Inception
Curasset Capital Management Limited Term Income Fund - Founders Class Shares	4.47%	3.25%
Bloomberg US Aggregate Bond Index	2.88%	-0.44%
Bloomberg US 1-3 Yr Bond Index	4.71%	2.94%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.curassetfunds.com/limited-term-income for more recent performance information.
Net Assets	$ 356,345,082
Holdings Count | Holdings	282
Advisory Fees Paid, Amount	$ 1,065,000
Investment Company, Portfolio Turnover	48.56%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)

Fund Net Assets	$356,345,082
Number of Holdings	282
Total Net Advisory Fee	$1,065,000
Portfolio Turnover Rate	48.56%

Holdings [Text Block]	Sector Breakdown Asset Backed Bonds Corporate Bonds
Largest Holdings [Text Block]	Portfolio Composition

[1]	Costs are for the period of July 14, 2025 to September 30, 2025. Costs for a full annual period would be higher.
[2]	Annualized.